Other assets, income, expenses and non-controlling interest - Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities [Abstract]
Digital gold strategies	$ 7,060	$ 11,518
Fund recoveries and investment receivables	2,509	6,043
Assets attributable to non-controlling interests	3,780	3,518
Prepaid expenses	3,637	2,316
Other	2,240	1,919
Total other assets	$ 19,226	$ 25,314